Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	LK Balanced Fund
Class Name	Institutional Class
Trading Symbol	LKBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LK Balanced Fund for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lkfunds.com/#literature. You can also request this information by contacting us at 1-855-698-1378.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-698-1378
Additional Information Website	https://lkfunds.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The past 12 months began with an approximate four-month decline in equity markets followed by eight months of strong market performance. A crucial driver was the monetary policy set by the Federal Reserve as market sentiment was shaped by the central bank’s efforts to manage inflation. This stabilization and the hope for an impending reduction in the target federal funds rate seemed to have switched the market into risk-on mode causing equity prices and valuations to expand rapidly. Another factor driving equity markets was corporate earnings growth, particularly in the technology sector. Companies like Microsoft, Apple, and Nvidia reported strong earnings, driven by advancements in artificial intelligence and cloud computing. This sector’s robust performance helped lift the overall market, contributing significantly to the gains seen in major indices like the S&P 500. Outside the very top holdings in the S&P 500 performance was more muted. The further down the market capitalization scale you went, the lesser the performance for the period. As always, geopolitical developments and macroeconomic factors impacted markets Overall the continued easing of supply chain disruptions provided a more favorable environment for businesses. Furthermore, consumer spending remained strong, bolstered by a tight labor market and rising wages. These factors collectively created a supportive backdrop for equity markets, allowing them to navigate through periods of global uncertainty and achieve overall positive performance.

Top Contributors
↑	Texas Pacific Land (TPL)
↑	Phillips 66 (PSX)
↑	Microsoft (MSFT)

Top Detractors
↓	Hershey Company (HSY)
↓	LKQ Corp (LKQ)
↓	Pfizer Inc (PFE)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	10.55	7.94	6.37
S&P 500 TR	24.56	15.05	12.86
Bloomberg US Aggregate Bond Index	2.63	-0.23	1.35
Lipper Balanced Funds Index	12.57	7.26	6.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lkfunds.com/#literature for more recent performance information. Visit https://lkfunds.com/#literature for more recent performance information.
Net Assets	$ 29,776,354
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 80,342
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$29,776,354
Number of Holdings	56
Net Advisory Fee	$80,342
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	6.6%
Berkshire Hathaway	5.4%
Texas Pacific Land	4.8%
Microsoft	4.3%
Arthur J. Gallagher	3.5%
Phillips 66	3.0%
Thermo Fisher Scientific	3.0%
Aflac	2.7%
Alphabet	2.5%
HCA Healthcare, Inc.	2.4%

Updated Prospectus Web Address	https://lkfunds.com/#literature